1933 Act File No. 33-43017
                                                  1940 Act File No. 811-6418


                SECURITIES & EXCHANGE COMMISSION
                      Washington, D. C. 20549

                           FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]
                    Post-Effective Amendment No. 14                   [X]
                              And

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT      [X]
                           OF 1940

                       AMENDMENT No. 13                               [X]

                 LORD ABBETT TAX-FREE INCOME TRUST
           Exact Name of Registrant as Specified in Charter

              767 FIFTH AVENUE, NEW YORK, N.Y. 10153
               Address of Principal Executive Office

           REGISTRANT'S TELEPHONE NUMBER  (212) 848-1800

             Kenneth B. Cutler, Vice President & Secretary
              767 FIFTH AVENUE, NEW YORK, N.Y. 10153
              (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 X       immediately on filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

         60 days after filing pursuant to paragraph (a) (i) of Rule 485 on (date)pursuant to paragraph (a) (i)of Rule 485

         75 days after filing pursuant to paragraph (a) (ii) of Rule 485

___      on (date) pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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                        LORD ABBETT TAX-FREE INCOME TRUST
                                                     FORM N-1A
                                               Cross Reference Sheet
                                          Post-Effective Amendment No. 14
                                              Pursuant to Rule 481(a)

Form N-1A                                   Location in Prospectus or
ITEM NO.                                    STATEMENT OF ADDITIONAL INFORMATION

1                                         Cover Page
2                                         Fee Table
3                                         Financial Highlights; Performance
4 (a) (i)                                 Cover Page, Our Management
4 (a) (ii)                                Investment Objectives; How We Invest
4 (b) (c)                                 How We Invest
5 (a) (b) (c)                             Our Management; Back Cover Page
5 (d)                                     N/A
5 (e)                                     Back Cover Page
5 (f)                                     N/A
5  A                                      Performance
6 (a)                                     Cover Page
6 (b) (c) (d)                             N/A
6 (e)                                     Cover Page
6 (f) (g)                                 Dividends, Capital Gains
                                          Distributions and Taxes
7 (a)                                     Back Cover Page
7(b) (c) (d) (e) (f)                      Purchases
8 (a) (b) (c) (d)                         Redemptions and Repurchases
9                                         N/A
10                                        Cover Page
11                                        Cover Page -- Table of Contents
12                                        N/A
13 (a) (b) (c) (d)                        Investment Objectives and Policies
14                                        Trustees and Officers
15 (a) (b) (c)                            Trustees and Officers
16 (a) (i)                                Investment Advisory and Other Services
16 (a) (ii)                               Trustees and Officers
16 (a) (iii)                              Investment Advisory and Other Services
16 (b)                                    Investment Advisory and Other Services
16 (c) (d) (e) (g)                        N/A
16 (f)                                    Purchases, Redemptions, Repurchases
                                          and Shareholder Services
16 (h)                                    Investment Advisory and Other Services
16 (i)                                    N/A
17 (a)                                    Portfolio Transactions
17 (b)                                    N/A
17 (c)                                    Portfolio Transactions
17 (d) (e)                                N/A
18 (a)                                    Cover Page
18 (b)                                    N/A
19 (a) (b)                                Purchases, Redemptions, Repurchases
                                          and Shareholder Services; Notes
                                          to Financial Statements
19 (c)                                    N/A









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Form N-1A                                   Location in Prospectus or
ITEM NO.                                    STATEMENT OF ADDITIONAL INFORMATION

20                                          Taxes
21 (a)                                      Purchases, Redemptions, Repurchases
                            and Shareholder Services;
21 (b) (c)                                  N/A
22 (a)                                      N/A
22 (b)                                      Past Performance
23                                          Financial Statements


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Except for the Form N-1A Cover Page,  Cross Reference Sheet and Part C which are
filed   herewith  as  a  substitute   for  these  items   previously   filed  in
post-effective amendment number 13, the contents of post-effective amendment number 13, including the Registrant's prospectus, statement of additional information and exhibits filed with that amendment are incorporated by reference into this post-effective amendment number 14 on Form N-1A for Lord Abbett Tax-Free Income Trust (1933 Act No. 33-43017 and 1940 Act No. 811-6418).


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PART C                                      OTHER INFORMATION

Item 24.          FINANCIAL STATEMENTS AND EXHIBITS

                  (a)    Financial Statements

                   Part A - Financial Highlights for years ended Octobe 31, 1994 and 1995 and 1996, the period September 25, 1991 (commencement of operations - Florida Series) to October 31, 1991, the period February 3, 1992 (commencement of operations - Pennsylvania Series) to October 31, 1992 and the period December 1, 1992 (commencement of operations - Michigan Series) to
                              October 31, 1993.

                   Part B -  Statement  of Net  Assets at October
                             31, 1996. Statement of Operations for the year ended October 31, 1996.

                             Statement of Changes in Net Assets for the year ended October 31, 1996.

                (b)Exhibits -
                99.B1         Amendment to Declaration of Trust**
                99.B6         Form of Distribution Agreement***
                99.B11        Consent of Deloitte & Touche*
                99.B15a       Forms of Rule 12b-1 Plans for Class A and Class C
                               shares***
                99.B15b       Form of Rule 12b-1 Plan for Class B shares***
                99.B18        Form of Plan entered into by Registrant pursuant
                              to Rule 18f-3.****
                Ex. 16        Computation of Performance and Yield*
                Ex. 27        Financial Data Schedule*

                *            Filed herewith.
                **           Previously Filed
                ***          The form of this document is incorporated by
                             Reference to Post-Effective Amendment No. 41 to the
                             Registration Statement on Form N-1A of Lord Abbett
                             Bond-Debenture Fund, Inc. (File No. 811-2145).  The
                             Lord Abbett Bond-Debenture Fund document is substantially identical to that form used for the Registrant except for the name of the Registrant and/or its Series and perhaps minor differences.
               ****          Incorporated by Reference to Post-Effective
                             Amendment No. 40 to the Registration Statement on
                             Form N-1A of Lord Abbett Bond-Debenture Fund, Inc.
                             (File No. 811-2145)


Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.



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Item 26.          NUMBER OF RECORD HOLDERS OF SECURITIES
                  (As of January 31, 1997)

                  Pennsylvania Series      2,559 - (Class A)
                  Florida Series           2,790 - (Class A);  84 - (Class C)
                  Michigan Series          1,804 - (Class A)
                  Georgia                    364 - (Class A)

Item 27.          INDEMNIFICATION

                  All Trustees, officers, employees and agents of Registrant are to be indemnified as set forth in Section 4.3 of Registrant's Declaration of Trust.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  In addition, Registrant maintains a Trustees' and officers' errors and omissions liability insurance policy protecting Trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as Trustees or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.


Item 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                  Lord, Abbett & Co. acts as investment adviser for twelve other open-end investment companies (of which it is principal underwriter for thirteen), and as investment adviser to approximately 5,700 private accounts. Other than acting as Trustees, directors and/or officers of open-end investment companies sponsored by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his own account or the capacity of director, officer, employee, partner or Trustee of any entity except as follows:






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                  John J. Walsh
                  Trustee
                  Brooklyn Hospital
                  Parkside Avenue
                  Brooklyn, N.Y.

Item 29.          PRINCIPAL UNDERWRITER

             (a   Lord Abbett Affiliated Fund, Inc.
                  Lord Abbett Mid-Cap Value Fund, Inc.
                  Lord Abbett Bond-Debenture Fund, Inc.
                  Lord Abbett Developing Growth Fund, Inc.
                  Lord Abbett Tax-Free Income Fund, Inc.
                  Lord Abbett Global Fund, Inc.
                  Lord Abbett U.S. Government Securities Money Market Fund, Inc. Lord Abbett Series Fund, Inc.
                  Lord Abbett Equity Fund
                  Lord Abbett Securities Trust
                  Lord Abbett Investment Trust
                  Lord Abbett Research Fund, Inc.

                 INVESTMENT ADVISORS
                American Skandia Trust (Lord Abbett Growth and Income Portfolio)

             (b)     The partners of Lord, Abbett & Co. are:

                     Name and Principal                Positions and Offices
                     BUSINESS ADDRESS (1)               WITH REGISTRANT

                     Robert S. Dow                    Chairman and President
                     Kenneth B. Cutler                Vice President & Secretary
                     Zane E. Brown                    Vice President
                     Daniel E. Carper                 Vice President
                     Stephen I. Allen                 Vice President
                     Daria L. Foster                  Vice President
                     Robert G. Morris                 Vice President
                     Robert J. Noelke                 Vice President
                     E. Wayne Nordberg                Vice President
                     John J. Walsh                   Vice President

                     (1)    Each of the above has a principal business address:
                            767 Fifth Avenue, New York, NY 10153

             (c)     Not applicable


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Item 30.             LOCATION OF ACCOUNTS AND RECORDS

                     Registrant maintains the records, required by Rules 31a - 1(a) and (b), and 31a - 2(a) at its main office.

                     Lord, Abbett & Co. maintains the records required by Rule 31a -1(f) and 31a - 2(e) at its main office.

                     Certain records such as canceled stock certificates and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 31.             MANAGEMENT SERVICES

                     None.

Item 32.             UNDERTAKINGS

                     (a)       N/A

                     (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                     (d) Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.


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                                 SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement and/or any amendment thereto to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of March, 1997


                                  LORD ABBETT TAX-FREE INCOME TRUST


                                  By  /S/ ROBERT S. DOW
                                     Robert S. Dow, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




NAME                         TITLE                               DATE
-----                        -----                               ----
                            Chairman, President
/s/ Robert S. Dow           Trustee                              3/3/97

/s/ Keith F. O'Connor       Vice President &                     3/3/97
                            Treasurer

E. Thayer Bigelow           Trustee                              3/3/97


/s/ Stewart S. Dixon        Trustee                              3/3/97


/s/ John C. Jansing         Trustee                              3/3/97


/s/ C. Alan MacDonald       Trustee                              3/3/97


/s/ Hansel B. Millican, Jr. Trustee                              3/3/97


Thomas J. Neff              Trustee                              3/3/97